UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22363

SteelPath MLP Funds Trust
(Exact name of registrant as specified in charter)

2100 McKinney Avenue, Suite 1401
    Dallas, TX 75201
 (Address of principal executive offices) (Zip Code)

Gabriel Hammond
SteelPath Fund Advisors, LLC
2100 McKinney Avenue, Suite 1401
    Dallas, TX 75201
(Name and address of agent for service)

Registrant's telephone number, including area code: (214) 740-6040

Date of fiscal year end: November 30

Date of reporting period: May 31, 2010

Item 1.  Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT

May 31, 2010 (Unaudited)

SteelPath MLP Select 40 Fund

SteelPath MLP Alpha Fund

SteelPath MLP Income Fund

SteelPath MLP Funds

SteelPath MLP Funds Semi-Annual Report

Letter to Shareholders

To Our Shareholders:

We would like to thank you for your investment with SteelPath. Our fiscal year ends in November and, therefore, we would like to share with you our report for the semi-annual period ended May 31, 2010. Over the past quarter, we have seen significant market volatility that may in part be driven by concerns that the U.S. and economies around the globe are experiencing a heightened risk of a double-dip recession. We continue to believe that MLPs offer a compelling risk-reward relative to the broader equities market and that, historically, this asset class has performed well in stressful times. Through the recent market downturn, we have remained committed to our research driven approach and long-term investment view. We believe that this has allowed us to deliver strong results.

The performance summary below provides the results for the two-month period beginning March 31, 2010 (Fund inception) to May 31, 2010 (our semi-annual period end) and for the three-month period ended June 30, 2010. The total returns, including income and change in net asset value, for each Fund and Class are as follows:

SteelPath Mutual Funds	Total Returns (inception, 3/31/2010 to 5/31/2010)	Total Returns (3/31/2010 to 6/30/2010)
Select 40 Fund—Class Y	-2.72%	1.75%
Select 40 Fund—Class A	-2.82%	1.55%
Select 40 Fund—Class I	-2.72%	1.75%
Alpha Fund— Class A	-1.82%	2.14%
Alpha Fund—Class I	-1.72%	2.24%
Income Fund—Class A	-2.08%	1.30%
Income Fund—Class I	-2.08%	1.30%
Lipper Equity Income Funds Index*	-6.33%	-10.91%
S&P 500 Index*	-6.53%	-11.43%

The performance data quoted represents past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund current to the most recent month-end can be obtained by visiting our website at www.steelpath.com. Performance quoted does not reflect the deduction of the maximum 5.75% initial sales charge on Class A shares. If such charges were included, returns would have been lower.

SteelPath Mutual Funds — Gross / Net Expense Ratio(1)

	Select 40 Fund	Alpha Fund	Income Fund
Class Y	1.10% / 0.85%	NA	NA
Class A	1.50% / 1.25%	1.75% / 1.50%	1.60% / 1.35%
Class I	1.10% / 0.85%	1.50% / 1.25%	1.35% / 1.10%
(1)	The Advisor has contractually agreed to reduce fees and absorb expenses of the Funds by 0.25% until at least February 1, 2012, (exclusive of any front-end load, 12b-1 fees, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees, and expenses or extraordinary expenses such as litigation), subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

*	The Lipper Equity Income Funds Index includes the 30 largest equity income mutual funds tracked by Lipper, Inc. Returns include the reinvestment of distributions but do not consider sales charges. Performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund. Past performance does not guarantee future results. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance and typically does not include fees and expenses. It is not possible to invest directly in an index.

May 31, 2010

Review

For the two-month period beginning March 31, 2010 (Fund inception) to May 31, 2010 (our semi-annual period end), the SteelPath Funds outperformed both the Lipper Equity Income Funds Index and the S&P 500 Index. The returns presented in the table above reflect the benefit of dividends paid to investors. The shareholders of the SteelPath Alpha Fund and Select 40 Fund benefited from a quarterly dividend during the period of $0.16 per share and the Income Fund’s shareholders benefited from monthly dividends of $0.06 per share.

Each Fund’s holdings both slightly outperformed the broader market in April and fell less sharply in May. That strong trend continued into June as our portfolio holdings registered gains for the month versus a broader market that continued to sell off as the S&P 500 lost 5.4% for the month of June.

We believe the solid first-quarter operating results and distribution increases generated by the Master Limited Partnerships (“MLPs”) held by our portfolios combined with continued investor appetite for yield contributed to this outperformance. Over the period a number of MLPs also announced or closed on acquisition opportunities or announced plans for new projects which helped to increase investor confidence in future growth potential. New project announcements during the period were dominated by infrastructure requirements associated with the development of the Eagle Ford shale in South Texas, and the Marcellus shale in the Appalachian basin.

Of the top ten holdings across our Funds, the worst performing holding was NuStar Energy (NYSE: NS), whose unit price experienced an 8.7% drop over the March 31st to May 31st period and a 5.1% drop over the March 31st to June 30th period. NuStar’s relatively poor performance likely resulted from first quarter operating results that fell below consensus expectations and the impact of the partnership’s mid-May secondary equity offering (MLP equities often trade lower in the wake of secondary offerings.) We believe first quarter performance was in part impacted by unusual events and expect performance going forward to improve.

Outlook

We believe there are attractive energy infrastructure investment opportunities abound and that MLPs will continue to be major participants in these investments. For example, North America will require $7 to $10 billion in annual natural gas infrastructure investment over the coming few decades to accommodate the ongoing geographical shift in natural gas supplies.

The Energy Information Administration (EIA) forecasts shale gas production will increase 40% over the next five years while conventional gas production will decrease 17.5%. Therefore, even if total natural gas demand were to remain flat or, though unlikely, decline, substantial new infrastructure will likely be required to accommodate these new supply areas. However, these expected geographical shifts in supply are also likely to weaken the demand for the use of certain legacy infrastructure assets and, therefore, could result in a loss of revenue for these assets. Such risk highlights the importance of careful security selection.

We also believe substantial capital investment may be required to meet current shifts in North American crude oil supply basins and expect the traditional oil and gas majors to continue to shed their North American energy infrastructure assets as part of their asset optimization efforts. We expect MLPs to be major participants in these investment opportunities.

Further, the $6.3 billion in equity and $11.1 billion in debt issued by MLPs year-to-date provides evidence that the sector’s access to capital appears healthy and can provide the needed capital for MLPs to execute on their growth opportunities. As MLPs typically distribute the majority of free cash flow to investors, if the capital markets were to suffer a sustained period of volatility or illiquidity, MLPs could be forced to severely slow such growth plans. Most MLPs appear to have prudently managed their balance sheets over the past year and many have taken advantage of the healthy capital markets to pre-fund a portion of their capital spending programs. Therefore, we believe that, should it be necessary, the sector could weather a period of capital markets volatility well without severely impacting growth.

Our models suggest the sector remains attractive based on what we believe to be conservative cash flow projections and required rate of return hurdles. Though we primarily rely on our private-equity style, bottom-up valuation method to deter-

SteelPath MLP Funds Semi-Annual Report

mine fair value, average distribution yield provides a helpful comparable for looking at the sector’s valuation over time. Distribution yields across the space remain significantly above the historic average, suggesting valuations remain reasonable versus pervious years as well.

Therefore, we believe the energy infrastructure growth opportunities available to the sector are as prolific as at anytime in the past decade. We believe the sector is well positioned to take advantage of the opportunities available. Importantly, we also believe valuations, both absolute and relative, are attractive and will continue to benefit from investor appetite for stable and healthy distribution levels.

As fundamental research has driven our firm’s history, our goal has always been to identify those MLPs going through positive fundamental transition. We take a long-term investment time horizon and believe a balanced and holistically diversified approach is important to achieving long-term MLP investment success. We look at potential investments from the ground up and believe this is a vital component to successful security selection in the MLP equity markets. This approach forms the foundation of our commitment to deliver solid, long-term performance and current income.

We thank you for the opportunity to work with you, and for your continued confidence in SteelPath.

Stuart Cartner
Portfolio Manager

Liquidity Risk: Certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. At times, limited trading volumes may result in abrupt or erratic movements, or result in difficulty in buying or selling significant amounts of such securities.

Industry Risk: Infrastructure companies are subject to risks specific to the industry they serve including, but not limited to fluctuations in commodity prices, reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing, changes in the economy or the regulatory environment or extreme weather.

MLP Risk: Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right.

Additionally, investing in MLPs involves material income tax risks and certain other risks. Actual results, performance or events may be affected by, without limitation, (1) general economic conditions, (2) performance of financial markets, (3) interest rate levels, (4) changes in laws and regulations and (5) changes in the policies of governments and/or regulatory authorities. MLPs may have additional expenses, as some MLPs pay incentive distributions fees to their general partners.

Portfolio composition will change due to ongoing management of the Funds. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor.

This material is not authorized for use unless accompanied or preceded by a prospectus.

May 31, 2010

SCHEDULE OF INVESTMENTS
May 31, 2010 (Unaudited)
SteelPath MLP Select 40 Fund

Description	Shares	Fair Value
Master Limited Partnership Shares — 98.2%
Coal — 7.5%
Alliance Holdings GP LP	40,587	$1,262,256
Alliance Resource Partners LP	50,305	2,286,362
Natural Resource Partners LP	55,415	1,241,850
Penn Virginia Resource Partners LP	50,607	1,052,626
Total Coal		5,843,094
Exploration & Production — 4.7%
Encore Energy Partners LP	34,494	535,347
EV Energy Partners LP	51,372	1,503,658
Linn Energy LLC	67,282	1,646,391
Total E&P		3,685,396
Gathering/Processing — 15.4%
Copano Energy LLC	25,604	628,066
DCP Midstream Partners LP	50,260	1,502,774
MarkWest Energy Partners LP	76,311	2,233,623
Regency Energy Partners LP	99,699	2,293,077
Targa Resources Partners LP	86,924	1,968,829
Western Gas Partners LP	51,619	1,150,587
Williams Partners LP	58,739	2,189,203
Total Gathering/Processing		11,966,159
Natural Gas Pipelines — 33.1%
Boardwalk Pipeline Partners LP	84,545	2,354,578
Cheniere Energy Partners LP	104,860	1,681,954
Duncan Energy Partners LP	50,822	1,287,829
El Paso Pipeline Partners LP	95,243	2,627,754
Energy Transfer Equity LP	72,037	2,215,138
Energy Transfer Partners LP	38,736	1,708,258
Enterprise GP Holdings LP	56,576	2,452,570
Enterprise Products Partners LP	102,670	3,449,712
Niska Gas Storage Partners LLC, Class U(1)	75,767	1,428,208
ONEOK Partners LP	40,583	2,431,328
PAA Natural Gas Storage LP(1)	14,684	348,745
Spectra Energy Partners LP	81,586	2,529,166
TC Pipelines LP	33,625	1,278,422
Total Natural Gas Pipelines		25,793,662
Petroleum Transportation — 30.5%
Buckeye GP Holdings LP	37,066	1,143,486
Buckeye Partners LP	32,863	1,863,332
Enbridge Energy Partners LP	60,741	3,023,080
Holly Energy Partners LP	32,126	1,291,786
Kinder Morgan Energy Partners LP	35,470	2,252,345
Magellan Midstream Partners LP	64,451	2,821,665

Description	Shares or Principal Amount	Fair Value
NuStar Energy LP	51,239	$2,827,880
NuStar GP Holdings LLC	56,896	1,568,623
Plains All American Pipeline LP	48,004	2,763,110
Sunoco Logistics Partners LP	45,657	3,004,231
Teekay LNG Partners LP	40,163	1,160,711
Total Petroleum Transportation		23,720,249
Propane — 7.0%
Inergy Holdings LP	14,525	1,051,610
Inergy LP	88,040	3,216,101
Suburban Propane Partners LP	26,694	1,217,513
Total Propane		5,485,224
Total Master Limited Partnership Shares (identified cost $79,467,053)		76,493,784
Short-Term Investments — 0.8%
Money Market — 0.8%
Fidelity Treasury Portfolio, 0.073%	$629,121	629,121
Total Short-Term Investments (identified cost $629,121)		629,121
Total Investments — 99.0% (identified cost $80,096,174)		77,122,905
Other Assets in Excess of Liabilities — 1.0%		752,580
Net Assets — 100.0%		$77,875,485

LLC — Limited Liability Company

LP — Limited Partnership

(1) Non-income Producing

See accompanying Notes to the Financial Statements.

SteelPath MLP Funds Semi-Annual Report

SCHEDULE OF INVESTMENTS
May 31, 2010 (Unaudited)
SteelPath MLP Alpha Fund

Description	Shares	Fair Value
Master Limited Partnership Shares — 88.1%
Gathering/Processing — 4.6%
Regency Energy Partners LP	75,758	$1,742,434
Natural Gas Pipelines — 32.6%
Boardwalk Pipeline Partners LP	49,614	1,381,750
El Paso Pipeline Partners LP	49,361	1,361,870
Enterprise GP Holdings LP	38,942	1,688,136
Enterprise Products Partners LP	41,242	1,385,731
Niska Gas Storage Partners LLC, Class U(1)	84,400	1,590,940
ONEOK Partners LP	22,249	1,332,937
PAA Natural Gas Storage LP(1)	12,500	296,875
Spectra Energy Partners LP	55,837	1,730,947
TC Pipelines LP	41,298	1,570,150
Total Natural Gas Pipelines		12,339,336
Petroleum Transportation — 40.4%
Buckeye Partners LP	29,619	1,679,397
Enbridge Energy Partners LP	27,654	1,376,340
Genesis Energy LP	75,818	1,340,462
Holly Energy Partners LP	64,042	2,575,129
Magellan Midstream Partners LP	59,211	2,592,258
NuStar Energy LP	24,874	1,372,796
Plains All American Pipeline LP	29,848	1,718,051
Transmontaigne Partners LP	92,986	2,622,205
Total Petroleum Transportation		15,276,638

Description	Shares or Principal Amount	Fair Value
Propane — 10.5%
Inergy Holdings LP	35,804	$2,592,210
Inergy LP	37,989	1,387,738
Total Propane		3,979,948
Total Master Limited Partnership Shares (identified cost $33,896,458)		33,338,356
Short-Term Investments — 3.1%
Money Market — 3.1%
Fidelity Treasury Portfolio, 0.073%	$1,171,216	1,171,216
Total Short-Term Investments (identified cost $1,171,216)		1,171,216
Total Investments — 91.2% (identified cost $35,067,674)		34,509,572
Other Assets in Excess of Liabilities — 8.8%		3,322,432
Net Assets — 100.0%		$37,832,004

LLC — Limited Liability Company

LP — Limited Partnership

(1) Non-income Producing

See accompanying Notes to the Financial Statements.

May 31, 2010

SCHEDULE OF INVESTMENTS
May 31, 2010 (Unaudited)
SteelPath MLP Income Fund

Description	Shares	Fair Value
Master Limited Partnership Shares — 91.3%
Exploration & Production — 9.2%
EV Energy Partners LP	19,590	$573,399
Linn Energy LLC	24,216	592,566
Total E&P		1,165,965
Gathering/Processing — 14.0%
Copano Energy LLC	24,738	606,823
MarkWest Energy Partners LP	19,921	583,088
Regency Energy Partners LP	25,476	585,948
Total Gathering/Processing		1,775,859
Natural Gas Pipelines — 28.1%
Boardwalk Pipeline Partners LP	5,824	162,198
Cheniere Energy Partners LP	9,648	154,754
Energy Transfer Partners LP	14,114	622,427
Enterprise Products Partners LP	19,993	671,765
Niska Gas Storage Partners LLC, Class U(1)	39,652	747,440
ONEOK Partners LP	8,663	519,000
TC Pipelines LP	17,932	681,775
Total Natural Gas Pipelines		3,559,359
Petroleum Transportation — 30.4%
Enbridge Energy Partners LP	13,186	656,267
Global Partners LP	17,753	378,139
Holly Energy Partners LP	18,452	741,955
Kinder Morgan Energy Partners LP	9,599	609,537
Martin Midstream Partners LP	17,620	521,728
NuStar Energy LP	10,790	595,500
Transmontaigne Partners LP	12,360	348,552
Total Petroleum Transportation		3,851,678

Description	Shares or Principal Amount	Fair Value
Propane — 9.6%
Ferrellgas Partners LP	25,245	$584,674
Inergy LP	17,415	636,170
Total Propane		1,220,844
Total Master Limited Partnership Shares (identified cost $11,489,829)		11,573,705
Short-Term Investments — 72.2%
Money Market — 72.2%
Fidelity Treasury Portfolio, 0.073%	$9,142,635	9,142,635
Total Short-Term Investments (identified cost $9,142,635)		9,142,635
Total Investments — 163.5% (identified cost $20,632,464)		20,716,340
Other Liabilities in Excess of Assets — (63.5)%		(8,047,209)
Net Assets — 100.0%		$12,669,134

LLC — Limited Liability Company

LP — Limited Partnership

(1) Non-income Producing

See accompanying Notes to the Financial Statements.

SteelPath MLP Funds Semi-Annual Report

STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2010 (Unaudited)
SteelPath MLP Funds

	SteelPath MLP Select 40 Fund	SteelPath MLP Alpha Fund	SteelPath MLP Income Fund
Assets:
Investment securities:
At acquisition cost	$80,096,174	$35,067,674	$20,632,464
At fair value	$77,122,905	$34,509,572	$20,716,340
Interest receivable	186	36	65
Receivable for investments sold	—	4,364,606	—
Receivable for capital stock sold	134,967	2,740,037	181,000
Deferred tax asset	1,265,268	355,526	—
Prepaid offering expenses	84,897	—	—
Prepaid expenses	43,380	42,895	33,895
Total assets	78,651,603	42,012,672	20,931,300
Liabilities:
Payable for investments purchased	575,597	4,096,321	8,196,362
Payable to Adviser	173,085	55,996	4,438
Payable for 12b-1 fees, Class A	176	122	222
Deferred tax liability	—	—	31,385
Other liabilities	27,260	28,229	29,859
Total liabilities	776,118	4,180,668	8,262,266
Total Net Assets	$77,875,485	$37,832,004	$12,669,034
Net Assets Consist of:
Paid-in capital	$80,863,462	$38,823,029	$12,622,200
Undistributed net investment loss, net of income taxes	(1,110,393)	(478,440)	(2,134)
Accumulated net realized losses on investments, net of income taxes	(93,623)	(177,724)	(1,357)
Net unrealized appreciation/(depreciation) on investments, net of income taxes	(1,783,961)	(334,861)	50,325
Total Net Assets	$77,875,485	$37,832,004	$12,669,034
Net Asset Value, Offering Price and Redemption Proceeds Per Share (Unlimited Shares Authorized, No Par Value)
Class Y Shares:
Net asset value, offering price and redemption proceeds per share	$9.57	$—	$—
Class A Shares:
Net asset value and redemption proceeds per share	$9.56	$9.66	$9.73
Offering price per share*	$10.14	$10.25	$10.32
Class I Shares:
Net asset value, offering price and redemption proceeds per share	$9.57	$9.67	$9.73
Net Assets:
Class Y shares	$75,623,675	$—	$—
Class A shares	2,136,795	1,531,009	2,902,639
Class I shares	115,015	36,300,995	9,766,395
Total Net Assets	$77,875,485	$37,832,004	$12,669,034
Shares Outstanding:
Class Y shares	7,901,500	—	—
Class A shares	223,557	158,505	298,278
Class I shares	12,020	3,755,484	1,003,894
Total Shares Outstanding	8,137,077	3,913,989	1,302,172

*	Computation of offering price per share 100/94.25 of net asset value.

See accompanying Notes to the Financial Statements.

May 31, 2010

STATEMENTS OF OPERATIONS
For the Period Ended May 31, 2010* (Unaudited)
SteelPath MLP Funds

	SteelPath MLP Select 40 Fund	SteelPath MLP Alpha Fund	SteelPath MLP Income Fund
Investment Income:
Dividend income	$931,923	$464,917	$601
Return of capital	(885,327)	(441,672)	(571)
Interest income	457	239	65
Total investment income	47,053	23,484	95
Expenses:
Investment advisory fee	66,405	50,858	2,498
Registration fees	20,168	13,446	13,446
Offering fees	17,035	—	—
Administrative fees	12,678	12,678	12,678
Transfer agent fees	8,220	8,220	8,220
Organizational fees	6,568	—	—
Directors’ fees	3,389	3,389	3,389
Insurance premiums	2,135	2,135	2,135
Auditing fees	1,830	1,830	1,830
Custody fees	1,220	1,220	1,220
Legal fees	1,220	1,220	1,220
Printing and postage	610	610	610
12b-1 fees, Class A	176	122	221
Shareholder servicing fees, Class A	105	—	—
Miscellaneous	915	915	915
Total expenses, before waivers and taxes	142,674	96,643	48,382
Less expense waivers	(61,759)	(38,654)	(45,135)
Net expenses, before taxes	80,915	57,989	3,247
Net investment loss, before taxes	(33,862)	(34,505)	(3,152)
Deferred tax benefit	13,545	13,802	1,261
Net investment loss, net of income taxes	(20,317)	(20,703)	(1,891)
Net Realized and Unrealized Gains/(Losses) on Investments:
Net Realized Gains/(Losses)
Investments	(156,038)	(296,207)	(2,262)
Deferred tax benefit	62,415	118,483	905
Net realized losses, net of income taxes	(93,623)	(177,724)	(1,357)
Net Change in Unrealized Appreciation/(Depreciation)
Investments	(2,973,269)	(558,102)	83,876
Deferred tax benefit/(expense)	1,189,308	223,241	(33,551)
Net change in unrealized appreciation/(depreciation), net of income taxes	(1,783,961)	(334,861)	50,325
Net realized and unrealized gains/(losses) on investments	(1,877,584)	(512,585)	48,968
Change in net assets resulting from operations	$(1,897,901)	$(533,288)	$47,077

*	The Funds commenced operations at the close of business March 31, 2010.

See accompanying Notes to the Financial Statements.

SteelPath MLP Funds Semi-Annual Report

STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended May 31, 2010* (Unaudited)
SteelPath MLP Funds

	SteelPath MLP Select 40 Fund	SteelPath MLP Alpha Fund	SteelPath MLP Income Fund
Increase in Net Assets
Operations:
Net investment loss, net of income taxes	$(20,317)	$(20,703)	$(1,891)
Net realized losses on investments, net of income taxes	(93,623)	(177,724)	(1,357)
Net change in unrealized appreciation/(depreciation) on investments, net of income taxes	(1,783,961)	(334,861)	50,325
Change in net assets resulting from operations	(1,897,901)	(533,288)	47,077
Distributions to Shareholders:
Distributions to shareholders from net investment income:
Class Y shares	(54,473)	—	—
Class A shares	(4)	(4)	(2)
Class I shares	(27)	(22,883)	(11)
Distributions to shareholders from return of capital:
Class Y shares	(1,034,990)	—	—
Class A shares	(76)	(76)	(30)
Class I shares	(506)	(434,774)	(200)
Change in net assets resulting from distributions to shareholders	(1,090,076)	(457,737)	(243)
Capital Share Transactions:
Class Y
Shares sold	78,051,099	—	—
Shares issued for reinvestment of distributions	1,089,463	—	—
Shares redeemed	(547,190)	—	—
Net increase	78,593,372	—	—
Class A
Shares sold	2,152,710	1,543,607	2,933,256
Shares issued for reinvestment of distributions	80	80	31
Shares redeemed	—	(99)	—
Net increase	2,152,790	1,543,588	2,933,287
Class I
Shares sold	116,767	36,824,210	9,688,702
Shares issued for reinvestment of distributions	533	457,657	211
Shares redeemed	—	(2,426)	—
Net increase	117,300	37,279,441	9,688,913
Change in net assets resulting from capital share transactions	80,863,462	38,823,029	12,622,200
Change in net assets	77,875,485	37,832,004	12,669,034
Net Assets:
Beginning of period	—	—	—
End of period	$77,875,485	$37,832,004	$12,669,034
Distributions in excess of net investment income, net of income taxes	$(1,110,393)	$(478,440)	$(2,134)

*	The Funds commenced operations at the close of business March 31, 2010.

See accompanying Notes to the Financial Statements.

May 31, 2010

FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout the period ended May 31, 2010 (unaudited).

STEELPATH MLP SELECT 40 FUND

	Class Y		Class A		Class I
Net asset value, beginning of period	$10.00	(1)	$10.00	(1)	$10.00	(1)
Income from investment operations:
Net investment income	—	(2)	0.01		0.01
Return of capital	0.02		0.13		0.09
Net realized and unrealized loss on securities	(0.29	)(3)	(0.42	)(3)	(0.37	)(3)
Total from investment operations	(0.27)		(0.28)		(0.27)
Distributions from:
Net investment income	(0.01)		(0.01)		(0.01)
Return of capital	(0.15)		(0.15)		(0.15)
Total distributions	(0.16)		(0.16)		(0.16)
Net asset value, end of period	$9.57		$9.56		$9.57
Total return(4)	(2.72	)%(5)(6)	(2.82	)%(5)(6)	(2.72	)%(5)(6)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$75,623		$2,137		$115
Ratios of expenses to average net assets:
Before waivers and income tax benefit	1.15	%(7)(8)	10.70	%(7)(8)	80.32	%(7)(8)
Expense waiver	(0.51	)%(7)	(9.61	)%(7)	(79.67	)%(7)
Net of waivers and before income tax benefit	0.64	%(7)(8)(9)	1.09	%(7)(8)(9)	0.65	%(7)(8)(9)
Income tax benefit(10)	(13.08	)%(7)	(9.49	)%(7)	(11.53	)%(7)
Total expenses	(12.44	)%(7)(8)	(8.40	)%(7)(8)	(10.88	)%(7)(8)
Ratios of net investment loss to average net assets:
Before waivers and income tax benefit	(0.79	)%(7)	(19.67	)%(7)	(83.94	)%(7)
Expense waiver	(0.51	)%(7)	(9.61	)%(7)	(79.67	)%(7)
Net of waivers and before income tax benefit	(0.28	)%(7)	(10.06	)%(7)	(4.27	)%(7)
Income tax benefit(11)	(0.11	)%(7)	(4.02	)%(7)	(1.71	)%(7)
Net investment loss	(0.17	)%(7)	(6.04	)%(7)	(2.56	)%(7)
Portfolio turnover rate	4	%(5)	4	%(5)	4	%(5)

(1)	The net asset value for the beginning period close of business March 31, 2010 (Commencement of Operations) through May 31, 2010 represents the initial contribution per share of $10.
(2)	Less than $0.005.
(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions this period.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of Fund distributions.
(5)	Not annualized.
(6)	Represents performance beginning on the first day of security trading (close of business March 31, 2010).
(7)	Annualized.
(8)	The organizational fees are not annualized for the ratio calculation.
(9)	The Fund’s Operating Expenses (exclusive of any front-end load, 12b-1 fees, taxes, brokerage commissions, expenses incurred in connection any merger or reorganization, acquired fund fees, and expenses or extraordinary expenses such as litigation) will not exceed 0.85%. The net expense ratio in this caption may not necessarily equal to the Fund’s expense cap due to organizational fees, which are not annualized for the expense ratio calculation.
(10)	Deferred tax benefit/(expense) estimate for the ratio calculation is derived from net investment income/(loss), and realized and unrealized gains/(losses).
(11)	Deferred tax benefit/(expense) estimate for the ratio calculation is derived from net investment income/(loss) only.

See accompanying Notes to the Financial Statements.

SteelPath MLP Funds Semi-Annual Report

FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout the period ended May 31, 2010 (unaudited).

STEELPATH MLP ALPHA FUND

	Class A		Class I
Net asset value, beginning of period	$10.00	(1)	$10.00	(1)
Income from investment operations:
Net investment income	0.01		—	(2)
Return of capital	0.13		0.03
Net realized and unrealized loss on securities	(0.32	)(3)	(0.20	)(3)
Total from investment operations	(0.18)		(0.17)
Distributions from:
Net investment income	(0.01)		(0.01)
Return of capital	(0.15)		(0.15)
Total distributions	(0.16)		(0.16)
Net asset value, end of period	$9.66		$9.67
Total return(4)	(1.82	)%(5)(6)	(1.72	)%(5)(6)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,531		$36,301
Ratios of expenses to average net assets:
Before waivers and income tax benefit	15.38	%(7)	1.94	%(7)
Expense waiver	(13.88	)%(7)	(0.69	)%(7)
Net of waivers and before income tax benefit	1.50	%(7)(8)	1.25	%(7)(8)
Income tax benefit(9)	(3.23	)%(7)	(7.12	)%(7)
Total expenses	(1.73	)%(7)	(5.87	)%(7)
Ratios of net investment income/(loss) to average net assets:
Before waivers and income tax benefit	(24.75	)%(7)	(1.33	)%(7)
Expense waiver	(13.88	)%(7)	(0.69	)%(7)
Net of waivers and before income tax benefit	(10.87	)%(7)	(0.64	)%(7)
Income tax benefit(10)	(4.35	)%(7)	(0.26	)%(7)
Net investment income/(loss)	(6.52	)%(7)	0.38	%(7)
Portfolio turnover rate	22	%(5)	22	%(5)

(1)	The net asset value for the beginning period close of business March 31, 2010 (Commencement of Operations) through May 31, 2010 represents the initial contribution per share of $10.
(2)	Less than $0.005.
(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions this period.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of Fund distributions.
(5)	Not annualized.
(6)	Represents performance beginning on the first day of security trading (close of business March 31, 2010).
(7)	Annualized.
(8)	The Fund’s Operating Expenses (exclusive of any front-end load, 12b-1 fees, taxes, brokerage commissions, expenses incurred in connection any merger or reorganization, acquired fund fees, and expenses or extraordinary expenses such as litigation) will not exceed 1.25%. The net expense ratio in this caption may not necessarily equal to the Fund’s expense cap due to organizational fees, which are not annualized for the expense ratio calculation.
(9)	Deferred tax benefit/(expense) estimate for the ratio calculation is derived from net investment income/(loss), and realized and unrealized gains/(losses).
(10)	Deferred tax benefit/(expense) estimate for the ratio calculation is derived from net investment income/(loss) only.

See accompanying Notes to the Financial Statements.

May 31, 2010

FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout the period ended May 31, 2010 (unaudited).

STEELPATH MLP INCOME FUND

	Class A	Class I
Net asset value, beginning of period	$10.00 (1)	$10.00 (1)
Income from investment operations:
Net investment income	— (2)	— (2)
Return of capital	0.06	0.06
Net realized and unrealized loss on securities	(0.27) (3)	(0.27	)(3)
Total from investment operations	(0.21)	(0.21)
Distributions from:
Net investment income	— (2)	—	(2)
Return of capital	(0.06)	(0.06)
Total distributions	(0.06)	(0.06)
Net asset value, end of period	$9.73	$9.73
Total return(4)	(2.08)% (5)(6)	(2.08	)%(5)(6)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,903	$9,766
Ratios of expenses to average net assets:
Before waivers and income tax expense	20.72% (7)	16.97	%(7)
Expense waiver	(19.37)% (7)	(15.87	)%(7)
Net of waivers and before income tax expense	1.35% (7)(8)	1.10	%(7)(8)
Income tax expense(9)	12.95% (7)	12.74	%(7)
Total expenses	14.30% (7)	13.84	%(7)
Ratios of net investment loss to average net assets:
Before waivers and income tax benefit	(20.90)% (7)	(16.89	)%(7)
Expense waiver	(19.37)% (7)	(15.87	)%(7)
Net of waivers and before income tax benefit	(1.53)% (7)	(1.02	)%(7)
Income tax benefit(10)	(0.61)% (7)	(0.41	)%(7)
Net investment loss	(0.92)% (7)	(0.61	)%(7)
Portfolio turnover rate	2% (5)	2	%(5)

(1)	The net asset value for the beginning period close of business March 31, 2010 (Commencement of Operations) through May 31, 2010 represents the initial contribution per share of $10.
(2)	Less than $0.005.
(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions this period.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of Fund distributions.
(5)	Not annualized.
(6)	Represents performance beginning on the first day of security trading (close of business March 31, 2010).
(7)	Annualized.
(8)	The Fund’s Operating Expenses (exclusive of any front-end load, 12b-1 fees, taxes, brokerage commissions, expenses incurred in connection any merger or reorganization, acquired fund fees, and expenses or extraordinary expenses such as litigation) will not exceed 1.10%. The net expense ratio in this caption may not necessarily equal to the Fund’s expense cap due to organizational fees, which are not annualized for the expense ratio calculation.
(9)	Deferred tax benefit/(expense) estimate for the ratio calculation is derived from net investment income/(loss), and realized and unrealized gains/(losses).
(10)	Deferred tax benefit/(expense) estimate for the ratio calculation is derived from net investment income/(loss) only.

See accompanying Notes to Financial Statements.

SteelPath MLP Funds Semi-Annual Report

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2010 (Unaudited)

1. Organization

SteelPath MLP Funds Trust (the “Trust”) was organized as a statutory trust under the laws of the State of Delaware on December 9, 2009 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a concentrated open-end management investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The Trust currently offers shares of three series, each of which has different and distinct investment objectives and policies: the SteelPath MLP Select 40 Fund (the “Select 40 Fund”), SteelPath MLP Alpha Fund (the “Alpha Fund”) and SteelPath MLP Income Fund (the “Income Fund” Individually a “Fund,” collectively the “Funds”). Each of the Funds commenced operations at the close of business March 31, 2010. The Funds offer multiple classes of shares which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class, without distinction between share classes. Expenses attributable to a particular class of shares, such as distribution fees and shareholder servicing fees are allocated directly to that class.

Class A shares of the Funds will be subject to an initial sales charge imposed at the time of purchase, in accordance with its prospectus. The maximum sales charge will be 5.75% of the offering price or 6.10% of the net asset value.

Each Fund except for Select 40 Fund, is non-diversified, as that term is defined in the 1940 Act.

2. Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates. In the normal course of business, the Funds have entered into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Investment Valuation:

Securities are valued at market value as of the close of trading on each business day when the NYSE is open. Securities, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the OTC market are valued on the basis of the last sales price as reported by NASDAQ®. Debt securities that mature in fewer than 60 days are valued at amortized cost (unless the Board of Trustees (the “Board”) determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days.

A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the pricing committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the pricing committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund’s net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Funds’ accounting agent may obtain fair value prices of foreign securities through utilization of a fair value pricing service previously approved by the Board where a movement in the U.S. equi-

May 31, 2010

NOTES TO THE FINANCIAL STATEMENTS  (Continued)
May 31, 2010 (Unaudited)

ties market is sufficiently large to constitute a trigger established by the pricing committee.

GAAP establishes a hierarchy that prioritizes the various inputs used in determining the value of a fund’s investments. The three broad levels of the hierarchy are described below:

•	Level 1 — quoted prices for active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or
•	Level 3 — significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2010.

Select 40 Fund

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$76,493,784	$—	$—	$76,493,784
Short-Term Investments	629,121	—	—	629,121
Total	$77,122,905	$—	$—	$77,122,905

Alpha Fund

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$33,338,356	$—	$—	$33,338,356
Short-Term Investments	1,171,216	—	—	1,171,216
Total	$34,509,572	$—	$—	$34,509,572

Income Fund

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$11,573,705	$—	$—	$11,573,705
Short-Term Investments	9,142,635	—	—	9,142,635
Total	$20,716,340	$—	$—	$20,716,340

*	For a detailed break-out of Master Limited Partnerships by major industry classification, please refer to the Schedule of Investments.

The Funds did not hold any Level 2 or Level 3 securities during the period ended May 31, 2010.

Return of Capital Estimates:

Distributions received from the Funds investments in Master Limited Partnerships (“MLPs”) generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the period ended May 31, 2010, the Funds estimated that 95% of the MLP distributions received would be treated as return of capital.

Partnership Accounting Policy:

The Funds record their pro-rata share of the income/(loss) and capital gains/(losses), to the extent of distributions it has received, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly. These amounts are included in the Funds’ Statements of Operations.

SteelPath MLP Funds Semi-Annual Report

NOTES TO THE FINANCIAL STATEMENTS  (Continued)
May 31, 2010 (Unaudited)

Investment Transactions and Related
Income:

Investment transactions are recorded on a trade date plus one basis, except for the last day of the fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the last-in, first-out method. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

Expenses:

Expenses directly attributable to each Fund are charged directly to the Fund. Expenses relating to the Trust are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis as determined by the Board. Certain class specific expenses are allocated to the specific class in which the expenses were incurred.

Distributions to Shareholders:

Dividends, if any, are declared and distributed quarterly for the Select 40 Fund and Alpha Fund and monthly for the Income Fund. The estimated characterization of the distributions paid will be either a dividend (ordinary income) or distribution (return of capital). This estimate is based on the individual Fund’s operating results during the period. It is anticipated that a significant portion of its distributions will be comprised of return of capital as a result of the tax character of cash distributions made by the Funds’ investments. The actual characterization of the distributions made during the year will not be determined until after the end of the fiscal year. The Funds’ will inform shareholders of the final tax character of the distributions on IRS Form DIV in January 2011.

The distributions are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. They may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes:

The Funds do not intend to qualify as regulated investment companies pursuant to Subchapter M of the Internal Rev-

enue Code, but will rather be taxed as a corporation. As a corporation, the Funds are obligated to pay federal, state and local income tax on taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. The Funds may be subject to a 20 percent alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax.

The Funds intend to invest their assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Funds intend to report its allocable share of the MLPs’ taxable income in computing their own taxable income. The Funds’ tax expense or benefit will be included in the Statement of Operations based on the component of income or gains/(losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary difference between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all deferred income tax asset will not be realized. From time to time, as new information becomes available, the Funds will modify their estimates or assumptions regarding the deferred tax liability or asset.

The Funds may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in their portfolios, and to estimate their associated deferred tax benefit/(liability). Such estimates are made in good faith. From time to time, as new information becomes available, the Funds will modify their estimates or assumptions regarding their tax benefit/(liability).

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of May 31, 2010, the Funds do not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions.

May 31, 2010

NOTES TO THE FINANCIAL STATEMENTS  (Continued)
May 31, 2010 (Unaudited)

Deferred income taxes reflect (i) the tax expense or benefit of the net investment income or loss, (ii) the tax benefit of the realized losses on investment securities and (iii) the tax expense or benefit on the unrealized gains or losses on investment securities for financial reporting purposes. Components of the Funds’ deferred tax assets and liabilities as of May 31, 2010 are as follows:

	Select 40 Fund	Alpha Fund	Income Fund
Deferred tax assets:
Net investment loss	$32,184	$23,100	$1,273
Net realized losses on investment securities	51,686	90,638	862
Net unrealized losses on investment securities	1,181,398	241,788	—
Deferred tax liabilities:
Net investment income	—	—	—
Net realized gains on investment securities	—	—	—
Net unrealized gains on investment securities	—	—	(33,520)
Total net deferred tax asset/(liability)	$1,265,268	$355,526	$(31,385)

The components of income tax benefit/(expense) for deferred federal income taxes and state income taxes are:

	Select 40 Fund	Alpha Fund	Income Fund
Deferred tax benefit/(expense)
Federal	$1,107,110	$311,085	$(27,462)
State	158,158	44,441	(3,923)
	$1,265,268	$355,526	$(31,385)

Unexpected significant decreases in cash distributions from the Funds’ MLP investments or significant declines in the fair value of their investments may change the Funds’ assessment regarding the recoverability of their deferred tax assets and may result in a valuation allowance. If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the Funds’ net asset value and results of operations in the period it is recorded.

On July 13, 2006, the FASB released “Accounting for Uncertainty in Income Taxes”. This statement provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. This statement requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-or-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The implementation of this statement did not result on any unrecognized tax benefits in the accompanying financial statements.

Subsequent Events:

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date which the financial statements were issued.

Recent Accounting Pronouncements:

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures.

3. Related Party Transactions:

Investment Advisor:

SteelPath Fund Advisors, LLC (the “Advisor”) serves as the investment advisor to each Fund. Under the terms of the investment advisory agreement, the Advisor is entitled to receive fees computed daily and paid monthly at an annual rate of 0.70%, 1.10% and 0.95% of average net assets, for

SteelPath MLP Funds Semi-Annual Report

NOTES TO THE FINANCIAL STATEMENTS  (Continued)
May 31, 2010 (Unaudited)

the Select 40 Fund, Alpha Fund, and Income Fund, respectively. The Advisor makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by the Board. The amounts charged to the Funds for investment advisory services are reported within the Statement of Operations.

The Advisor has agreed to reimburse operating expenses or waive advisory fees, so that the ordinary operating expenses of the Funds are capped at 0.15% of the Fund’s average daily net assets (the “Expense Limitation Agreements”). Operating expenses means the ordinary operating expenses of the Funds as displayed in the statement of operations, excluding advisory fees, interest expense, 12b-1, shareholder servicing fees, brokerage commissions, taxes, acquired fund fees and expenses, and extraordinary expenses of the Fund. Currently the Select 40 Fund’s class Y, A and I share classes are capped at 0.85%, 1.25% and 0.85%, respectively. The Alpha Fund’s class A and I share classes are capped at 1.50% and 1.25%, respectively. The Income Fund’s class A and I share classes are capped at 1.35% and 1.10%, respectively. The Adviser has waived advisory fee of $61,759, $38,654 and $45,135 for the Select 40 Fund, Alpha Fund and Income Fund, respectively. While the Expense Limitation Agreements are in effect the Advisor is entitled to recoup from the Funds amounts waived or reimbursed for a period of up to three years from the date such amounts were waived or reimbursed, provided the Funds operating expenses, including such recouped amounts, do not exceed the stated expense limitations. During the period ended May 31, 2010 the Advisor did not recoup any expenses. In addition, the Advisor is entitled to recoup from the Select 40 Fund certain expenses associated with the organization of the Trust for a period of up to three years from March 31, 2010, provided the Select 40 Fund’s operating expenses, including such recouped amounts, do not exceed the stated expense limitations. During the period ended May 31, 2010, $173,895 in organization expenses are subject to recoupment under the Expense Limitation Agreement.

Certain trustees and officers of the Trust are also officers of the Advisor.

Distribution Plan:

Each Fund has adopted a Distribution Plan, pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) with respect to it’s A shares. The Distribution Plan, authorizes payments to the Funds to finance activities intended to result in the sale of Class A shares. The Distribution Plan provides that the Select 40 Fund, Alpha Fund and Income Fund may incur distribution expenses of 0.40%, 0.25% and 0.25%, respectively, of the average daily net assets of the Funds’ Class A shares.

4. Purchases and Sales of Securities:

Purchases and sales of investment securities, excluding short-term securities for the period ended May 31, 2010, totaled:

	Select 40 Fund	Alpha Fund	Income Fund
Purchases	$82,068,006	$39,024,270	$11,556,088
Sales	1,559,588	4,389,933	63,426

There were no purchases or sales of U.S. government securities for the period.

5. Federal Tax Information:

At May 31, 2010, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Select 40 Fund	Alpha Fund	Income Fund
Cost of Investments	$80,076,400	$35,114,041	$20,632,542
Gross Unrealized Appreciation	$524,933	$350,784	$129,966
Gross Unrealized Depreciation	(3,478,428)	(955,253)	(46,168)
Net Unrealized Appreciation/(Depreciation) on Investments	$(2,953,495)	$(604,469)	$83,798

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

May 31, 2010

NOTES TO THE FINANCIAL STATEMENTS  (Continued)
May 31, 2010 (Unaudited)

6. Capital Share Transactions:

Proceeds and payments on capital shares as shown in the Statement of Changes in Net Assets are the result of the following capital share transactions:

Period Ended May 31, 2010*	Select 40 Fund	Alpha Fund	Income Fund
Transactions in Shares:
Class Y
Shares sold	7,845,970	—	—
Shares reinvested	112,085	—	—
Shares redeemed	(56,555)	—	—
Net increase	7,901,500	—	—
Class A
Shares sold	223,549	158,507	298,275
Shares reinvested	8	8	3
Shares redeemed	—	(10)	—
Net increase	223,557	158,505	298,278
Class I
Shares sold	11,965	3,708,992	1,003,873
Shares reinvested	55	46,747	21
Shares redeemed	—	(255)	—
Net increase	12,020	3,755,484	1,003,894
Net increase from transactions in shares	8,137,077	3,913,989	1,302,172
*	The Funds commenced operations at the close of business March 31, 2010.

7. Concentration of Risk:

Under normal circumstances, the Funds intend to invest at least 80% of their total assets in securities of MLPs, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Funds is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

8. Beneficial Ownership:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act. As of May 31, 2010, Charles Schwab & Co, Inc., for the benefit of its customers, owned 58.2%, 83.3%, 74.7% and 53.8% of the Select 40 Fund’s Class A Shares, Select 40 Fund’s Class Y Shares, Alpha Fund’s Class A Shares, and Income Fund’s Class A Shares, respectively. The Advisor owned 29.5% of the Select 40 Fund’s Class I shares. NFS, LLC for the benefit of its customers, owned 26.5% of the Select 40 Fund’s Class I shares. Deseret Mutual Benefit Administrators, for the benefit of its customers, owned 53.8% of the Alpha Fund’s Class I shares.

SteelPath MLP Funds Semi-Annual Report

EXPENSE EXAMPLE
May 31, 2010 (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, shareholder servicing fees, distribution and service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 through May 31, 2010).

Actual Expenses

The first lines of the table below with respect to each class of shares of each Fund provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period Ended May 31, 2010” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison
Purposes

The second lines of the table below with respect to each class of shares of each Fund provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or any costs that may be associated with investing in the Funds through a financial intermediary. Therefore, the second lines of the table are useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2010	Ending Account Value May 31, 2010	Expenses Paid During the Period Ended May 31, 2010*	Net Expense Ratio Annualized May 31, 2010	Total Return Period Ended May 31, 2010
Select 40 Fund
Class Y Actual	$1,000.00	$972.80	$1.40	0.85%	(2.72)%
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.58	$1.44	0.85%	2.36%
Class A Actual	$1,000.00	$971.80	$2.06	1.25%	(2.82)%
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	$2.11	1.25%	2.29%
Class I Actual	$1,000.00	$972.80	$1.40	0.85%	(2.72)%
Class I Hypothetical (5% return before expenses)	$1,000.00	$1,023.58	$1.43	0.85%	2.36%
Alpha Fund
Class A Actual	$1,000.00	$981.80	$2.48	1.50%	(1.82)%
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.49	$2.54	1.50%	2.25%
Class I Actual	$1,000.00	$982.80	$2.07	1.25%	(1.72)%
Class I Hypothetical (5% return before expenses)	$1,000.00	$1,022.92	$2.11	1.25%	2.29%
Income Fund
Class A Actual	$1,000.00	$979.20	$2.23	1.35%	(2.08)%
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.28	1.35%	2.27%
Class I Actual	$1,000.00	$979.20	$1.82	1.10%	(2.08)%
Class I Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	$1.86	1.10%	2.32%

*Expenses are equal to each Fund’s annualized expense ratio (based upon the period ended May 31, 2010) as reflected in the fourth column above, multiplied by the average account value over the period, multiplied by (# of days in most recent fiscal period divided by # of days in current fiscal year ( 61/365)) to reflect the period.

May 31, 2010

OTHER INFORMATION
May 31, 2010 (Unaudited)

Statement Regarding Availability of Quarterly Portfolio Schedule

The Funds will file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and the Funds make the information on Form N-Q available upon request without charge.

Statement Regarding Availability of Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-888-614-6614 or on the Commission’s website at http://www.sec.gov. A copy of the Funds’ voting record for the most recent 12-month period ended June 30, 2010 will be available on or before August 31, 2010 at the SEC’s website at http://www.sec.gov.

SteelPath MLP Funds Semi-Annual Report

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the organizational meeting of the Board of Trustees (the “Board”) held on January 25, 2010, by a unanimous vote, the Board, including a majority of the Trustees who are not “interested persons” (Independent Trustees) within the meaning of Section 2(a)(19) of the 1940 Act, approved the Investment Management Agreement (the “Agreement”).

In advance of the meeting, the Independent Trustees requested and received extensive materials from the Advisor to assist them in considering the Agreement. The materials provided by the Advisor contained information including detailed comparative information relating to the performance, advisory fees and other expenses of the Funds.

The Board considered, among other things: (1) the nature and quality of the advisory services expected to be rendered, including, the complexity of the services expected to be provided; (2) the experience and qualifications of the personnel that will be providing such services; (3) the proposed fee structure and the expense ratios in relation to those of other investment companies having comparable investment policies and limitations; (4) the direct and indirect costs that may be incurred by the Advisor and its affiliates in performing advisory services for the Trust, the basis of determining and allocating these costs, and the estimated profitability to the Advisor and its affiliates in performing such services; (5) possible economies of scale arising from any anticipated growth of the Trust and the extent to which these would be passed on to the Funds; (6) other compensation or possible benefits to the Advisor and its affiliates arising from their advisory and other relationships with the Trust; (7) possible alternative fee structures or basis for determining fees; (8) the entrepreneurial risks borne by the Advisor (e.g., because the Trust is in a start-up mode, revenues may be less or expenses greater than anticipated); (9) the fees charged by the Advisor and other investment Advisors to similar clients and in comparison to industry fees for similar services; and (10) possible conflicts of interest that the Advisor may have with respect to the Trust.

The Board concluded that the nature, extent and quality of the services to be provided by the Advisor to the Trust are appropriate and consistent with the terms of the Agreement, that the quality of those services are anticipated to be consistent with industry norms and that the Trust is likely to benefit from the Advisor’s management of the Trust’s investment program.

Because the Trust had not commenced operations, the Board was not able to review the Funds’ performance. However, the Board considered the performance of the Advisor’s and its affiliates’ other clients.

The Board also concluded that the Advisor had sufficient personnel, with the appropriate education and experience, to serve the Trust effectively and has demonstrated its continuing ability to attract and retain qualified personnel.

The Board considered the anticipated costs of the services provided by the Advisor, and the compensation and benefits received by the Advisor in providing services to the Trust. The Board reviewed the financial statements of the Advisor’s parent. In addition, the Board considered any direct or indirect revenues which could be received by affiliates of the Advisor. The Board concluded that the Advisor’s anticipated fees and profits to be derived from its relationship with the Trust in light of the Funds’ expenses, were reasonable in relation to the nature and quality of the services provided. The Board also concluded that the overall expense ratios of the Funds were reasonable, taking into account the projected size of the Funds and the quality of services to be provided by the Advisor.

The Board considered the extent to which economies of scale could be realized, and whether fee levels would reflect those economies, noting that because the Trust was new, there were currently no economies of scale.

The Board considered all factors and no one factor alone was deemed dispositive.

After further discussion the Board determined that the information presented provided a sufficient basis upon which to approve the Agreement.

May 31, 2010

INVESTMENT ADVISOR
SteelPath Fund Advisors, LLC
2100 McKinney Avenue, 14th Floor
Dallas, TX 75201

AUDITORS
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway Suite 100
Westlake, OH 44145

LEGAL COUNSEL
Baker Botts LLP
1500 San Jacinto Center
98 San Jacinto Boulevard
Austin, TX 78701

CUSTODIAN
UMB Bank, n.a.
928 Grand Boulevard 10th Floor
Kansas City, Missouri 64106

DISTRIBUTOR
UMB Distribution Services, LLC
803 West Michigan Street
Milwaukee, WI 53233

ADMINISTRATOR/TRANSFER AGENT/FUND ACCOUNTANT
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233

SteelPath MLP Select 40 Fund

SteelPath MLP Alpha Fund

SteelPath MLP Income Fund

P.O Box 2175
Milwaukee, WI 53201
Toll Free 888 674-6614
www.steelpath.com

The SteelPath Funds are distributed by UMB Distribution Services, LLC.

Item 2.  Code of Ethics

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable to semi-annual reports.

Item 6.  Investments

(a) Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures

(a)
The Registrant’s principal executive officer and principal financial officer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act.  Based on his review, such officer has concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to him by others within the Registrant and by the Registrant’s service providers.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits

(a)(1)	Code of Ethics. Not applicable to semi-annual reports.

(2)	Certifications required pursuant to Rule 30a-2(a) and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end management investment companies.

(b)	Certification pursuant to Rule 30a-2(b) and Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SteelPath MLP Funds Trust
/s/ Gabriel Hammond
By: Gabriel Hammond
President and Principal Executive Officer
Date August 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

/s/ Gabriel Hammond
By: Gabriel Hammond
President and Principal Executive Officer
Date August 9, 2010

/s/ Stuart Cartner
By: Stuart Cartner
Vice President, Treasurer and Principal Financial Officer
Date August 9, 2010